Income and mining taxes - Deferred income tax losses and deductible temporary differences that were not recorded (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income and mining taxes [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 847.7	$ 1,072.2
Non-capital losses (expiring 2042-2044)
Income and mining taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	143.7	23.0
Capital losses
Income and mining taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	23.0	9.8
Mining interests
Income and mining taxes [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	181.3	92.3
Tax credits
Income and mining taxes [Line Items]
Unused tax credits for which no deferred tax asset recognised	45.0	44.9
Asset retirement obligations
Income and mining taxes [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	119.3	124.2
Derivative and other financial liabilities
Income and mining taxes [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	288.5	708.2
Deferred mining taxes
Income and mining taxes [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	46.9	69.8
BRITISH COLUMBIA | Mining tax deduction
Income and mining taxes [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	34.3	32.9
ONTARIO | Mining tax deduction
Income and mining taxes [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 193.6	$ 362.4